BANK BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
BANK BORROWINGS

14. BANK BORROWINGS

The following table presents the balances of bank borrowings as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Bank borrowings, current portion	284,404	504,838	64,723
Bank borrowings, non-current portion	4,715,596	4,210,245	539,775
	5,000,000	4,715,083	604,498

On May 27, 2024, Sereno secured an instalment bank loan of HK$5,000,000 (US$641,026) under the SME Financing Guarantee Scheme with a 100% guarantee provided by HKMC Insurance Limited. The loan is backed by an unlimited personal guarantee from Yee Kar Wing and Hui Wai Ming, the Company’s shareholders. The interest of the loan shall be calculated at the prime rate quoted by the bank from time to time minus 2.25% per annum, i.e. 3.625% per annum at the first drawdown date of the loan. The loan is scheduled to be repaid over 120 monthly instalments, starting from June 26, 2024, and continuing through May 26, 2034. The first 12 months shall be of interest payment only and the remaining instalments after the first 12 months shall be equal instalment payments comprising principal and interest payment. The annual interest rate of the loan has been reduced to 2.75% in December 2025.

Interest related to the bank borrowings were Nil, HK$100,939 and HK$145,289 (US$18,627) for the years ended December 31, 2023, 2024, and 2025 respectively.

As of December 31, 2025, the borrowing will be due according to the following schedule:

As of December 31, 2025
HK$
Within 1 Year	504,838
Between 1 to 2 Years	518,898
Between 2 to 3 Years	533,328
Between 3 to 4 Years	548,207
Between 4 to 5 Years	563,468
Between 5 to 6 Years	579,161
Between 6 to 7 Years	595,273
Between 7 to 8 Years	611,869
Between 8 to 9 Years	260,041
4,715,083